CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 446,624	$ 416,674
Accounts receivable, trade	6,590	5,568
Due from a related party	613	263
Inventories	5,275	4,808
Prepaid expenses and other assets	4,834	2,320
Prepaid charter revenue	3,050	3,058
Total current assets	466,986	432,691
FIXED ASSETS:
Advances for vessels under construction and acquisitions and other vessel costs	11,502	63,440
Vessels	1,515,370	1,292,237
Accumulated depreciation	(304,232)	(245,518)
Vessels' net book value	1,211,138	1,046,719
Property and equipment, net	22,774	21,659
Total fixed assets	1,245,414	1,131,818
OTHER NON-CURRENT ASSETS:
Deferred charges, net	3,365	4,769
Prepaid charter revenue, non-current	2,303	5,351
Investment in Diana Containerships Inc.	24,734	29,842
Total Assets	1,742,802	1,604,471
CURRENT LIABILITIES:
Current portion of long-term debt	45,032	27,700
Accounts payable, trade and other	6,993	7,127
Due to related parties	264	226
Accrued liabilities	5,284	4,751
Deferred revenue, current	2,827	8,136
Fair value of derivative instruments, current portion	994	0
Other current liabilities	83	155
Total current liabilities	61,477	48,095
Long-term debt, net of current portion and deferred financing costs	414,080	345,638
Other non-current liabilities	821	830
Fair value of derivative instruments, non-current portion	0	1,030
Commitments and contingencies	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, none issued	0	0
Common stock, $0.01 par value; 200,000,000 shares authorized and 82,233,424 and 82,419,417 issued and outstanding at December 31,2012 and 2011, respectively	822	824
Additional paid-in capital	918,007	915,404
Other comprehensive income / (loss)	194	(112)
Retained earnings	347,401	292,762
Stockholders' equity	1,266,424	1,208,878
Total liabilities and stockholders' equity	$ 1,742,802	$ 1,604,471